CRITICAL JUDGEMENTS AND ESTIMATED UNCERTAINTIES (Details) - USD ($) $ in Millions			12 Months Ended
	Mar. 29, 2018	Jun. 16, 2014	Dec. 31, 2019	Dec. 31, 2018	Jun. 26, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ 0.0	$ 302.0
Reversal/(Impairment) of non-operating mining properties			0.0	153.0
Property, plant and equipment			5,952.9	6,696.4
Interest and penalties			0.2	35.8
Inventory write-down			0.7	13.8
Planned output and design capacity measures					70.00%
Gualcamayo [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss				75.0
Reversal/(Impairment) of non-operating mining properties				75.0
Capitalized stripping costs
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment			54.2	257.5
Accumulated depreciation
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment			$ (5,750.0)	$ (5,766.9)		$ (6,283.9)
Canadian Malartic Corporation [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%